Prepayments, other receivables and other assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Credit loss provision on other receivables	¥ 1.2	¥ 3.9
Other Receivables [Member]
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6.3	5.2
12-month expected credit losses [member] | Other Receivables [Member]
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	¥ 24.0	¥ 29.5